Consolidated Statement of Changes in Equity - GBP (£) £ in Millions		Total		Total equity shareholder's funds	Called- up share capital	Share premium account	Other reserves	Own shares	Retained earnings	Non- controlling interests
Beginning balance at Dec. 31, 2019		£ 8,297.3		£ 7,925.9	£ 132.8	£ 570.3	£ (174.7)	£ (1,178.7)	£ 8,576.2	£ 371.4
Share cancellations		(281.2)		(281.2)	(3.2)		3.2	0.0	(281.2)
Treasury share allocations		0.0		0.0				0.6	(0.6)
Profit/(loss) for the year		(2,901.3)		(2,965.1)					(2,965.1)	63.8
Foreign exchange differences on translation of foreign operations	[1]	75.4		79.3			79.3			(3.9)
Gains (losses) on net investment hedges		9.7		9.7			9.7
Fair value gain arising on hedging instruments	[1]	(5.9)		(5.9)			(5.9)
Less: (loss)/gain reclassified to profit or loss	[1]	5.9		5.9			5.9
Share of other comprehensive income/(loss) of associate undertakings		(61.5)		(61.5)			(61.5)
Exchange adjustments recycled to the income statement on disposal of discontinued operations		(20.6)		(20.6)			(20.6)
Movements on equity investments held at fair value through other comprehensive income		(127.7)		(127.7)					(127.7)
Actuarial gain on defined benefit pension plans		2.0		2.0					2.0
Deferred tax on defined benefit pension plans		7.4		7.4					7.4
Other comprehensive income/(loss) for the year		(115.3)		(111.4)			6.9		(118.3)	(3.9)
Total comprehensive income/(loss) for the year		(3,016.6)		(3,076.5)			6.9		(3,083.4)	59.9
Dividends paid		(205.3)		(122.0)					(122.0)	(83.3)
Non-cash share-based incentive plans (including share options)		74.4		74.4					74.4
Net movement in own shares held by ESOP Trusts		(5.1)		(5.1)				59.8	(64.9)
Recognition/derecognition of liabilities in respect of put options		76.9		76.9			103.5		(26.6)
Share purchases – close period commitments	[2]	252.3		252.3			252.3
Acquisition of subsidiaries	[3]	(142.6)		(112.7)					(112.7)	(29.9)
Ending balance at Dec. 31, 2020		5,050.1		4,732.0	129.6	570.3	191.2	(1,118.3)	4,959.2	318.1
Share cancellations		(729.3)		(729.3)	(7.2)		7.2		(729.3)
Ordinary shares issued		4.4		4.4		4.4
Treasury share allocations		0.0		0.0				3.7	(3.7)
Profit/(loss) for the year		720.7		637.7					637.7	83.0
Foreign exchange differences on translation of foreign operations		(143.0)		(132.7)			(132.7)			(10.3)
Gains (losses) on net investment hedges		45.5		45.5			45.5
Fair value gain arising on hedging instruments	[1]	(38.0)		(38.0)			(38.0)
Less: (loss)/gain reclassified to profit or loss	[1]	38.0		38.0			38.0
Share of other comprehensive income/(loss) of associate undertakings		13.5		13.5			7.3		6.2
Exchange adjustments recycled to the income statement on disposal of discontinued operations		0.0
Movements on equity investments held at fair value through other comprehensive income		(35.5)		(35.5)					(35.5)
Actuarial gain on defined benefit pension plans		14.3		14.3					14.3
Deferred tax on defined benefit pension plans		(3.0)		(3.0)					(3.0)
Other comprehensive income/(loss) for the year		(108.2)		(97.9)			(79.9)		(18.0)	(10.3)
Total comprehensive income/(loss) for the year		612.5		539.8			(79.9)		619.7	72.7
Dividends paid		(429.2)		(314.7)					(314.7)	(114.5)
Non-cash share-based incentive plans (including share options)		99.6		99.6					99.6
Tax adjustment on share-based payments		15.4		15.4					15.4
Net movement in own shares held by ESOP Trusts		(89.2)		(89.2)				2.5	(91.7)
Recognition/derecognition of liabilities in respect of put options	[2]	(241.6)		(241.6)			(242.7)		1.1
Share purchases – close period commitments	[2]	(211.7)		(211.7)			(211.7)
Share of other equity movements of associates		(8.0)		(8.0)					(8.0)
Acquisition of subsidiaries	[3]	(4.0)		(180.3)					(180.3)	176.3
Ending balance at Dec. 31, 2021		4,069.0		3,616.4	122.4	574.7	(335.9)	(1,112.1)	4,367.3	452.6
Share cancellations		(807.4)		(807.4)	(8.3)		8.3		(807.4)
Ordinary shares issued		1.2		1.2		1.2
Profit/(loss) for the year		775.4		682.7					682.7	92.7
Foreign exchange differences on translation of foreign operations		424.2		409.0			409.0			15.2
Gains (losses) on net investment hedges		(141.5)		(141.5)			(141.5)
Fair value gain arising on hedging instruments		38.5		38.5			38.5
Less: (loss)/gain reclassified to profit or loss		(38.5)	[4]	(38.5)			(38.5)
Share of other comprehensive income/(loss) of associate undertakings		51.2		51.2			31.9		19.3
Exchange adjustments recycled to the income statement on disposal of discontinued operations		0.0
Movements on equity investments held at fair value through other comprehensive income		(22.3)		(22.3)					(22.3)
Actuarial gain on defined benefit pension plans		16.6		16.6					16.6
Deferred tax on defined benefit pension plans		(7.4)		(7.4)					(7.4)
Other comprehensive income/(loss) for the year		320.8		305.6			299.4		6.2	15.2
Total comprehensive income/(loss) for the year		1,096.2		988.3			299.4		688.9	107.9
Dividends paid		(434.9)		(365.4)					(365.4)	(69.5)
Non-cash share-based incentive plans (including share options)		122.0		122.0					122.0
Tax adjustment on share-based payments		(9.2)		(9.2)					(9.2)
Net movement in own shares held by ESOP Trusts		(55.3)		(55.3)				58.0	(113.3)
Recognition/derecognition of liabilities in respect of put options		61.4		61.4			101.7		(40.3)
Share purchases – close period commitments	[2]	211.7		211.7			211.7
Acquisition of subsidiaries	[3]	(94.3)		(82.9)					(82.9)	(11.4)
Ending balance at Dec. 31, 2022		£ 4,160.4		£ 3,680.8	£ 114.1	£ 575.9	£ 285.2	£ (1,054.1)	£ 3,759.7	£ 479.6

[1]	Balances for the year ended 31 December 2021 and 31 December 2020 have been re-presented following a reclassification between the Hedging Reserve and Translation Reserve of £38.0 million and £5.9 million, respectively. See note 28.
[2]	During 2021, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 16 December 2021 and ending on 18 February 2022, in accordance with UK listing rules. The commitment resulting from this agreement constituted a liability at 31 December 2021 and was recognised as a movement in other reserves in the year ended 31 December 2021. After the close period ended on 18 February 2022, the liability was settled and the amount in other reserves was reclassified to retained earnings.
[3]	Acquisition of subsidiaries represents movements in retained earnings and non-controlling interests arising from changes in ownership of existing subsidiaries and recognition of non-controlling interests on new acquisitions.
[4]	Balances for the year ended 31 December 2021 and 31 December 2020 have been re-presented following a reclassification between the Hedging Reserve and Translation Reserve of £38.0 million and £5.9 million, respectively. See note 28.